Summary of Significant Accounting Policies - Narrative (Details)		3 Months Ended	12 Months Ended
	Jul. 28, 2021 USD ($) $ / shares shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) vote segment	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock split conversion ratio	0.5
Sale of stock, consideration received on transaction	$ 386,600,000
Payments of stock issuance costs			$ 204,000	$ 5,302,000	$ 176,000
Payments of other stock issuance costs	$ 5,700,000
Foreign currency transaction gain (loss)			2,500,000	200,000	2,100,000
Accounts receivable, allowance for credit loss			$ 500,000	600,000
Guarantee obligations, term			six
Accumulated deficit			$ 350,553,000	246,564,000
Contract term with merchant			1 year
Capitalized contract cost, amortization period			4 years
Capitalized contract cost, impairment loss			$ 0	0	0
Chargeback expense			20,300,000	14,300,000	8,200,000
Advertising expense			6,000,000	5,200,000	2,100,000
Total share-based compensation expense			$ 67,467,000	33,358,000	7,945,000
Number of operating segments | segment			1
Number of reportable segments | segment			1
Operating lease, right-of-use asset			$ 35,158,000	$ 0
Present value of operating lease liabilities			$ 37,416,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset						$ 42,200,000
Present value of operating lease liabilities						$ 42,200,000
Series E-1 Convertible Preferred Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issuance of convertible preferred stock (in shares) | shares		962,940		962,940
Common Class A
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Votes per common share | vote			1
Common Class B
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Votes per common share | vote			10
Software Development
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs			$ 5,000,000	$ 3,500,000
Amortization of intangible assets			700,000	400,000	0
Cloud Computing Arrangement Implementation Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs			200,000	300,000
Amortization of intangible assets			$ 200,000	$ 200,000	$ 100,000
Software and Software Development Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and equipment, useful life			4 years
IPO
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	19,925,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 21.00
Payments of stock issuance costs	$ 26,200,000
Stock issued, conversion of convertible securities (in shares) | shares	32,291,470
Over-Allotment Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	2,625,000
Restricted Stock Units (RSUs) | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period			4 years
Restricted Stock Units (RSUs) | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period			5 years
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period			6 months